Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VS. PERFORMANCE COMPARISON
As discussed in the Compensation Discussion & Analysis above, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs’ realized compensation to the achievement of the Company’s financial, operational, and strategic objectives, and to align our executive pay with key metrics that we have identified as a result of discussions with our shareholders in the course of our ongoing investor relations program. The following table sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2025, 2024, 2023, 2022 and 2021.

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for non-PEO NEOs (3) ($)	Average Compensation Actually Paid to non-PEO NEOs (4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M)	Basic EPS ($)
					Company Total Shareholder Return ($)	Peer Group Total Shareholder Return (5) ($)
2025	7,063,348	2,020,674	2,403,513	1,090,418	189.59	106.33	115.44	1.84
2024	5,367,621	9,878,939	2,298,166	3,974,885	307.52	126.38	41.04	0.78
2023	5,213,529	9,147,241	2,084,653	3,692,761	235.21	109.66	120.97	2.42
2022	4,882,383	9,764,850	2,038,048	4,101,129	176.06	97.93	105.35	2.05
2021	5,052,401	9,612,920	2,129,323	4,100,152	147.01	121.44	70.89	1.35

(1)
The dollar amounts reported are the amounts of total compensation reported for our CEO in the Summary Compensation Table for fiscal years 2025, 2024, 2023, 2022 and 2021. Mr. Grisko served as CEO for each of the years presented.

(2)
The dollar amounts reported represent the amount of “compensation actually paid” to our CEO as computed in accordance with SEC rules. The dollar amounts include adjustments to Summary Compensation Table values for our CEO, as set forth below. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO during the applicable year.

(3)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following NEOs by year:
2025: Brad Lakhia, Ware Grove, Chris Spurio and Michael Kouzelos
2024: Ware Grove, Chris Spurio and Michael Kouzelos
2023: Ware Grove, Chris Spurio and Michael Kouzelos
2022: Ware Grove, Chris Spurio and Michael Kouzelos
2021: Ware Grove, Chris Spurio and Michael Kouzelos

(4)
The dollar amounts reported represent the aggregate amount of “compensation actually paid” to our non-CEO
NEOs as
computed
in accordance with SEC rules. The dollar amounts include the adjustments to Summary Compensation Table values for these NEOs, as set forth below. The dollar amounts do not reflect the actual amounts of compensation paid to our NEOs during the applicable year.

(5)
Reflects cumulative TSR on investment of $100 as of the beginning of each measurement period of the Company Peer Group (constituent companies defined on page 26), as described in the CD&A of the proxy statement. The composition of the Company Peer Group has been generally consistent over the period covered by the table, with certain companies having been removed or added to reflect acquisitions, divestitures, material changes in revenue scale relative to the Company, or other similar developments. As noted above on page 26, the Company Peer Group disclosed in this proxy statement and used to calculate TSR for 2025 differs from the Company Peer Group disclosed in the 2025 proxy statement, as several companies were removed or added to better reflect CBIZ’s market for executive talent after the acquisition of the non-attest
business of Marcum. For more information on changes to the Company Peer Group in a specified year, see the relevant disclosure in the proxy statement for that year.

Comparison of TSR Using Newly Selected Peer Group vs. Prior Peer Group
2025: $106.33 (new peer group) vs. $130.05 (prior peer group).
2024: $126.38 (new peer group) vs. $157.30 (prior peer group).
2023: $109.66 (new peer group) vs. $134.77 (prior peer group).
2022:$97.93 (new peer group) vs. $117.11 (prior peer group).
2021: $121.44 (new peer group) vs. $138.04 (prior peer group).
To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from or added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table (“SCT”):

Compensation Actually Paid to the PEO Table	2025	2024	2023	2022	2021
Total Compensation for CEO as reported SCT for the covered year	$7,063,348	$5,367,621	$5,213,529	$4,882,383	$5,052,401
Deduct pension values reported in SCT for the covered year	$—	$—	$—	$—	$—
Deduct grant date fair value of equity awards reported in SCT for the covered year	$5,237,677	$3,066,177	$2,745,345	$2,163,081	$2,238,269
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$—	$—	$—	$—	$—
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$3,043,548	$4,367,202	$3,550,230	$2,658,456	$3,182,881
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$—	$—	$—	$—	$—
Add dividends paid on unvested shares/share units and stock options	$—	$—	$—	$—	$—
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$(3,212,770)	$2,823,040	$2,932,715	$4,503,936	$2,623,284
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$364,226	$387,252	$196,112	$(116,844)	$992,623
Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$—	$—	$—	$—	$—
Compensation Actually Paid to CEO	$2,020,674	$9,878,939	$9,147,241	$9,764,850	$9,612,920

To calculate the amounts in the “Average Compensation Actually Paid to
Non-CEO
NEOs” column in the table above, the following amounts were deducted from or added to (as applicable) the average of the “Total” compensation of our non-CEO
named executive officers for each applicable year, as reported in the SCT for that year:

Compensation Actually Paid to the Non-PEO NEOs Table	2025	2024	2023	2022	2021
Total Compensation for Other NEOs as reported SCT for the covered year	$2,403,513	$2,298,166	$2,084,653	$2,038,048	$2,129,323
Deduct pension values reported in SCT for the covered year	$—	$—	$—	$—	$—
Deduct grant date fair value of equity awards reported in SCT for the covered year	$1,612,965	$1,085,266	$978,519	$913,432	$945,152
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$—	$—	$—	$—	$—
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$1,046,699	$1,545,761	$1,265,403	$1,122,620	$1,344,033
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$—	$—	$—	$—	$—
Add dividends paid on unvested shares/share units and stock options	$—	$—	$—	$—	$—
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$(856,855)	$1,054,278	$1,238,412	$1,901,872	$1,127,484
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$110,026	$161,945	$82,812	$(47,979)	$444,464
Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$—	$—	$—	$—	$—
Compensation Actually Paid to Other NEOs	$1,090,418	$3,974,885	$3,692,761	$4,101,129	$4,100,152

Company Selected Measure Name	EPS
Named Executive Officers, Footnote
Non-CEO
NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following NEOs by year:
2025: Brad Lakhia, Ware Grove, Chris Spurio and Michael Kouzelos
2024: Ware Grove, Chris Spurio and Michael Kouzelos
2023: Ware Grove, Chris Spurio and Michael Kouzelos
2022: Ware Grove, Chris Spurio and Michael Kouzelos
2021: Ware Grove, Chris Spurio and Michael Kouzelos

Peer Group Issuers, Footnote	Reflects cumulative TSR on investment of $100 as of the beginning of each measurement period of the Company Peer Group (constituent companies defined on page 26), as described in the CD&A of the proxy statement. The composition of the Company Peer Group has been generally consistent over the period covered by the table, with certain companies having been removed or added to reflect acquisitions, divestitures, material changes in revenue scale relative to the Company, or other similar developments. As noted above on page 26, the Company Peer Group disclosed in this proxy statement and used to calculate TSR for 2025 differs from the Company Peer Group disclosed in the 2025 proxy statement, as several companies were removed or added to better reflect CBIZ’s market for executive talent after the acquisition of the non-attest
	business of Marcum. For more information on changes to the Company Peer Group in a specified year, see the relevant disclosure in the proxy statement for that year.
Changed Peer Group, Footnote
Comparison of TSR Using Newly Selected Peer Group vs. Prior Peer Group
2025: $106.33 (new peer group) vs. $130.05 (prior peer group).
2024: $126.38 (new peer group) vs. $157.30 (prior peer group).
2023: $109.66 (new peer group) vs. $134.77 (prior peer group).
2022:$97.93 (new peer group) vs. $117.11 (prior peer group).
2021: $121.44 (new peer group) vs. $138.04 (prior peer group).

PEO Total Compensation Amount	$ 7,063,348	$ 5,367,621	$ 5,213,529	$ 4,882,383	$ 5,052,401
PEO Actually Paid Compensation Amount	$ 2,020,674	9,878,939	9,147,241	9,764,850	9,612,920
Adjustment To PEO Compensation, Footnote
To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from or added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table (“SCT”):

Compensation Actually Paid to the PEO Table	2025	2024	2023	2022	2021
Total Compensation for CEO as reported SCT for the covered year	$7,063,348	$5,367,621	$5,213,529	$4,882,383	$5,052,401
Deduct pension values reported in SCT for the covered year	$—	$—	$—	$—	$—
Deduct grant date fair value of equity awards reported in SCT for the covered year	$5,237,677	$3,066,177	$2,745,345	$2,163,081	$2,238,269
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$—	$—	$—	$—	$—
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$3,043,548	$4,367,202	$3,550,230	$2,658,456	$3,182,881
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$—	$—	$—	$—	$—
Add dividends paid on unvested shares/share units and stock options	$—	$—	$—	$—	$—
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$(3,212,770)	$2,823,040	$2,932,715	$4,503,936	$2,623,284
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$364,226	$387,252	$196,112	$(116,844)	$992,623
Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$—	$—	$—	$—	$—
Compensation Actually Paid to CEO	$2,020,674	$9,878,939	$9,147,241	$9,764,850	$9,612,920

Non-PEO NEO Average Total Compensation Amount	$ 2,403,513	2,298,166	2,084,653	2,038,048	2,129,323
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,090,418	3,974,885	3,692,761	4,101,129	4,100,152
Adjustment to Non-PEO NEO Compensation Footnote
To calculate the amounts in the “Average Compensation Actually Paid to
Non-CEO
NEOs” column in the table above, the following amounts were deducted from or added to (as applicable) the average of the “Total” compensation of our non-CEO
named executive officers for each applicable year, as reported in the SCT for that year:

Compensation Actually Paid to the Non-PEO NEOs Table	2025	2024	2023	2022	2021
Total Compensation for Other NEOs as reported SCT for the covered year	$2,403,513	$2,298,166	$2,084,653	$2,038,048	$2,129,323
Deduct pension values reported in SCT for the covered year	$—	$—	$—	$—	$—
Deduct grant date fair value of equity awards reported in SCT for the covered year	$1,612,965	$1,085,266	$978,519	$913,432	$945,152
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$—	$—	$—	$—	$—
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$1,046,699	$1,545,761	$1,265,403	$1,122,620	$1,344,033
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$—	$—	$—	$—	$—
Add dividends paid on unvested shares/share units and stock options	$—	$—	$—	$—	$—
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$(856,855)	$1,054,278	$1,238,412	$1,901,872	$1,127,484
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$110,026	$161,945	$82,812	$(47,979)	$444,464
Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$—	$—	$—	$—	$—
Compensation Actually Paid to Other NEOs	$1,090,418	$3,974,885	$3,692,761	$4,101,129	$4,100,152

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay for Performance Alignment
The following table identifies the four most important financial performance measures used by our Compensation Committee to link the “compensation actually paid” (CAP) to our CEO and other NEOs in 2025, calculated in accordance with SEC regulations, to company performance. The role of each of these performance measures on our NEOs’ compensation is discussed in the CD&A above.

Financial Performance Measures
Pre-Tax Income	Earnings Per Share	Adjusted Earnings Per Share	Total Growth in Revenue

Total Shareholder Return Amount	$ 189.59	307.52	235.21	176.06	147.01
Peer Group Total Shareholder Return Amount	106.33	126.38	109.66	97.93	121.44
Net Income (Loss)	$ 115,440,000	$ 41,040,000.00	$ 120,970,000	$ 105,350,000	$ 70,890,000
Company Selected Measure Amount	1.84	0.78	2.42	2.05	1.35
PEO Name	Mr. Grisko
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-Tax Income
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Total Growth in Revenue
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,237,677)	(3,066,177)	(2,745,345)	(2,163,081)	(2,238,269)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,043,548	4,367,202	3,550,230	2,658,456	3,182,881
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,212,770)	2,823,040	2,932,715	4,503,936	2,623,284
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	364,226	387,252	196,112	(116,844)	992,623
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | The Fair Value Of Any Equity Awards Granted In A Prior Year That Were Forfeited In The Covered Year Determined As Of The End Of The Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Values Reported In SCT For The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,612,965)	(1,085,266)	(978,519)	(913,432)	(945,152)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,046,699	1,545,761	1,265,403	1,122,620	1,344,033
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(856,855)	1,054,278	1,238,412	1,901,872	1,127,484
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	110,026	161,945	82,812	(47,979)	444,464
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | The Fair Value Of Any Equity Awards Granted In A Prior Year That Were Forfeited In The Covered Year Determined As Of The End Of The Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Values Reported In SCT For The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0